Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
General and administrative expenses	$ (2,718,792)	$ (3,195,488)	$ (5,730,147)
Gain (loss) on disposal of subsidiaries	815,671	(1,290,201)	0
Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Net (loss)/ income	(11,142,007)	(14,040,769)	(5,625,740)
Parent Company [Member]
General and administrative expenses	(1,306,824)	(8,006,889)	(3,202,589)
Gain (loss) on disposal of subsidiaries	7,957,124	0	0
Equity in (loss) earnings of subsidiaries	(17,792,307)	(6,033,880)	(2,423,151)
Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Net (loss)/ income	(11,142,007)	(14,040,769)	(5,625,740)
Foreign currency translation (loss) gain	(3,729,742)	4,826,918	(2,238,556)
Comprehensive loss	$ (14,871,749)	$ (9,213,851)	$ (7,864,296)